Harbor International Equity Funds
Supplement to Equity Funds Prospectus dated March 1, 2008 (as revised May 15,
2008)
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The Harbor International Fund, Harbor International Growth Fund and Harbor
Global Value Fund have been updated by means of a separate prospectus effective
February 6, 2009.   All references to Harbor International Fund, Harbor
International Growth Fund and Harbor Global Value Fund are hereby replaced with the International & Global Funds Prospectus dated February 6, 2009.

To request a copy of the Harbor International & Global Funds Prospectus, call 1-800-422-1050 or visit our web site at www.harborfunds.com.


Effective February 6, 2009